Shareholders' equity	6 Months Ended
Jun. 30, 2021
Shareholders' equity
Shareholders' equity

Note 16 – Shareholders’ equity

(a)	Share capital

The Company’s authorized capital stock includes an unlimited number of common shares (191,105,644 common shares issued and outstanding as at June 30, 2021) having no par value and preferred shares issuable in series (issued - nil).

Changes in share capital in the six months ended June 30, 2021 and year ended December 31, 2020 were as follows:

	Number
	of shares	Amount
Balance at January 1, 2020	189,381,388	$5,390.7
At-the-market equity offering	1,054,800	133.7
Exercise of stock options	150,482	9.7
Vesting of restricted share units	42,328	3.7
Dividend reinvestment plan	327,478	42.3
Balance at December 31, 2020	190,956,476	$5,580.1
Exercise of stock options	4,000	0.4
Dividend reinvestment plan	145,168	$19.5
Balance at June 30, 2021	191,105,644	$5,600.0

(b)	At-the-Market Equity Program

On May 11, 2020, the Company established a new at-the-market equity program (the “ATM Program”) permitting the Company to issue up to an aggregate of $300 million worth of common shares from treasury at prevailing market prices to the public through the Toronto Stock Exchange, the New York Stock Exchange or any other marketplace on which the common shares are listed, quoted or otherwise trade.

During the six months ended June 30, 2021, the Company did not issue any common shares under the ATM Program.

(c)	Dividends

In Q2/2021 and H1/2021, the Company declared dividends of $0.30 and $0.56 per common share, respectively (Q2/2020 and H1/2020 - $0.26 and $0.51 per common share, respectively).

Dividends paid in cash and through the Company’s Dividend Reinvestment Plan (“DRIP”) were as follows:

	For the three months ended		For the six months ended
	June 30,		June 30,
	2021	2020	2021	2020
Cash dividends	$45.2	$39.8	$87.0	$76.0
DRIP dividends	11.4	10.1	19.5	21.0
	$56.6	$49.9	$106.5	$97.0